Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 year
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,314
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.3
Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	13
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	136
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	111
Plus Bond awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	18
Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	221
Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	804
Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	11
Bank
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,303
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.3
Bank | Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	13
Bank | Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	136
Bank | Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	107
Bank | Plus Bond awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	18
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	219
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	800
Bank | Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	10